S000071712 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	10.19%	[1]
Performance Inception Date		May 25, 2021
S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	11.58%	[1]
Performance Inception Date		May 25, 2021
C000227198
Prospectus [Line Items]
Average Annual Return, Percent	23.40%	8.88%	[1]
Performance Inception Date		May 25, 2021
C000227198 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.29%	8.66%	[1]
Performance Inception Date		May 25, 2021
C000227198 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.94%	6.83%	[1]
Performance Inception Date		May 25, 2021

[1]	Since inception May 25, 2021.